Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets
Trading derivative assets	¥ 10,534,000	¥ 11,997,000
Available-for-sale debt securities, Fair value	45,798,442	47,117,813
Equity securities	5,422,200	6,222,920
Liabilities
Trading derivative liabilities	10,895,000	11,714,000
Obligation to return securities received as collateral	6,826,215	6,581,759
Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	11,621,567	0
Liabilities held for sale:
Other	11,157,660	0
Interest rate contracts
Assets
Trading derivative assets	5,445,000	7,718,000
Liabilities
Trading derivative liabilities	5,652,000	7,361,000
Foreign exchange contracts
Assets
Trading derivative assets	4,803,000	3,910,000
Liabilities
Trading derivative liabilities	4,908,000	4,027,000
Equity contracts
Assets
Trading derivative assets	151,000	231,000
Liabilities
Trading derivative liabilities	277,000	237,000
Commodity contracts
Assets
Trading derivative assets	22,000	27,000
Liabilities
Trading derivative liabilities	22,000	27,000
Credit derivatives
Assets
Trading derivative assets	103,000	94,000
Liabilities
Trading derivative liabilities	101,000	109,000
Other
Assets
Trading derivative assets	10,000	17,000
Liabilities
Trading derivative liabilities	(65,000)	(47,000)
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	34,327,764	35,273,211
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	4,146,144	3,731,513
Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	2,631,343	2,926,963
Corporate bonds
Assets
Available-for-sale debt securities, Fair value	1,090,148	1,134,270
Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	900,407	1,467,130
Commercial mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value		464,565
Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,588,420	1,384,485
Other debt securities
Assets
Available-for-sale debt securities, Fair value	103,579	171,578
Commercial paper
Assets
Available-for-sale debt securities, Fair value	1,010,637	564,098
Fair Value, Measurements, Recurring
Assets
Trading account assets:	31,967,627	32,360,686
Trading derivative assets	10,521,431	11,981,438
Available-for-sale debt securities, Fair value	45,798,442	47,117,813
Equity securities	5,042,026	5,805,061
Other	1,477,532	1,263,701
Assets held for sale:
Total	98,098,401	98,528,699
Liabilities
Trading securities sold, not yet purchased	59,826	261,138
Trading derivative liabilities	10,959,220	11,756,415
Obligation to return securities received as collateral	6,826,215	6,581,759
Other	541,598	556,341
Liabilities held for sale	53,199
Liabilities held for sale:
Other	53,199
Total	18,440,058	19,155,653
Fair Value, Measurements, Recurring | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	3,291,343
Assets held for sale:
Investment securities	3,188,257
Other	103,086
Fair Value, Measurements, Recurring | Equity securities
Assets
Trading account assets:	2,904,839	3,464,628
Fair Value, Measurements, Recurring | Equity securities | NAV of private equity funds
Liabilities held for sale:
Investment securities valued at net asset value	179,278	102,255
Unfunded commitments	110,360	97,413
Fair Value, Measurements, Recurring | Level 1
Assets
Trading account assets:	17,170,976	18,439,146
Trading derivative assets	201,860	136,515
Available-for-sale debt securities, Fair value	32,672,696	34,010,613
Equity securities	4,834,102	5,530,077
Other	1,434,046	1,202,230
Assets held for sale:
Total	56,735,130	59,318,581
Liabilities
Trading securities sold, not yet purchased	57,371	260,149
Trading derivative liabilities	217,570	150,750
Obligation to return securities received as collateral	6,670,482	6,484,452
Other	0	0
Liabilities held for sale:
Other	852
Total	6,946,275	6,895,351
Fair Value, Measurements, Recurring | Level 1 | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	421,450
Assets held for sale:
Investment securities	409,618
Other	11,832
Liabilities
Liabilities held for sale	852
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets
Trading account assets:	1,633,726	2,125,587
Fair Value, Measurements, Recurring | Level 2
Assets
Trading account assets:	13,998,654	13,165,127
Trading derivative assets	10,204,531	11,774,865
Available-for-sale debt securities, Fair value	12,912,810	12,817,584
Equity securities	152,041	229,415
Other	38,574	42,687
Assets held for sale:
Total	40,097,982	38,029,678
Liabilities
Trading securities sold, not yet purchased	2,455	989
Trading derivative liabilities	10,697,699	11,560,634
Obligation to return securities received as collateral	155,733	97,307
Other	525,135	558,553
Liabilities held for sale	50,744
Liabilities held for sale:
Other	50,744
Total	11,431,766	12,217,483
Fair Value, Measurements, Recurring | Level 2 | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	2,791,372
Assets held for sale:
Investment securities	2,713,377
Other	77,995
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets
Trading account assets:	1,103,907	1,199,431
Fair Value, Measurements, Recurring | Level 3
Assets
Trading account assets:	797,997	756,413
Trading derivative assets	115,040	70,058
Available-for-sale debt securities, Fair value	212,936	289,616
Equity securities	55,883	45,569
Other	4,912	18,784
Assets held for sale:
Total	1,265,289	1,180,440
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	43,951	45,031
Obligation to return securities received as collateral	0	0
Other	16,463	(2,212)
Liabilities held for sale	1,603
Liabilities held for sale:
Other	1,603
Total	62,017	42,819
Fair Value, Measurements, Recurring | Level 3 | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	78,521
Assets held for sale:
Investment securities	65,262
Other	13,259
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets
Trading account assets:	167,206	139,610
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	34,327,764	35,273,211
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Debt securities
Assets
Trading account assets:	8,271,741	7,201,833
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	30,989,319	32,073,409
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1 | Debt securities
Assets
Trading account assets:	7,927,707	6,800,379
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	3,338,445	3,199,802
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2 | Debt securities
Assets
Trading account assets:	344,034	401,454
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	4,146,144	3,731,513
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Debt securities
Assets
Trading account assets:	132,097	193,936
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	4,146,144	3,731,513
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2 | Debt securities
Assets
Trading account assets:	132,097	193,936
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	2,631,343	2,926,963
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Debt securities
Assets
Trading account assets:	8,079,219	9,959,753
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	1,683,377	1,937,204
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1 | Debt securities
Assets
Trading account assets:	7,606,345	9,508,030
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	936,076	973,041
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2 | Debt securities
Assets
Trading account assets:	471,163	450,443
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	11,890	16,718
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3 | Debt securities
Assets
Trading account assets:	1,711	1,280
Fair Value, Measurements, Recurring | Corporate bonds
Assets
Available-for-sale debt securities, Fair value	1,090,148	1,134,270
Fair Value, Measurements, Recurring | Corporate bonds | Debt securities
Assets
Trading account assets:	2,668,750	2,711,811
Fair Value, Measurements, Recurring | Corporate bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Corporate bonds | Level 1 | Debt securities
Assets
Trading account assets:	3,198	5,123
Fair Value, Measurements, Recurring | Corporate bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	1,087,059	1,134,108
Fair Value, Measurements, Recurring | Corporate bonds | Level 2 | Debt securities
Assets
Trading account assets:	2,664,869	2,706,611
Fair Value, Measurements, Recurring | Corporate bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	3,089	162
Fair Value, Measurements, Recurring | Corporate bonds | Level 3 | Debt securities
Assets
Trading account assets:	683	77
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	900,407	1,467,130
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Debt securities
Assets
Trading account assets:	6,792,386	6,167,340
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	27
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	900,392	1,467,115
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	6,792,386	6,166,313
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	15	15
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	0	1,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value		464,565
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Debt securities
Assets
Trading account assets:	7,402
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value		0
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value		462,966
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	7,402
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value		1,599
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	0
Fair Value, Measurements, Recurring | Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,588,420	1,384,485
Fair Value, Measurements, Recurring | Asset-backed securities | Debt securities
Assets
Trading account assets:	1,526,106	1,382,517
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	1,464,041	1,247,565
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	1,210,875	1,045,706
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	124,379	136,920
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	315,231	336,811
Fair Value, Measurements, Recurring | Other debt securities
Assets
Available-for-sale debt securities, Fair value	103,579	171,578
Fair Value, Measurements, Recurring | Other debt securities | Debt securities
Assets
Trading account assets:	313,166	277,635
Fair Value, Measurements, Recurring | Other debt securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 2
Assets
Available-for-sale debt securities, Fair value	30,016	37,376
Fair Value, Measurements, Recurring | Other debt securities | Level 2 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 3
Assets
Available-for-sale debt securities, Fair value	73,563	134,202
Fair Value, Measurements, Recurring | Other debt securities | Level 3 | Debt securities
Assets
Trading account assets:	313,166	277,635
Fair Value, Measurements, Recurring | Commercial paper
Assets
Available-for-sale debt securities, Fair value	1,010,637	564,098
Fair Value, Measurements, Recurring | Commercial paper | Debt securities
Assets
Trading account assets:	1,271,921	1,001,233
Fair Value, Measurements, Recurring | Commercial paper | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Commercial paper | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Commercial paper | Level 2
Assets
Available-for-sale debt securities, Fair value	1,010,637	564,098
Fair Value, Measurements, Recurring | Commercial paper | Level 2 | Debt securities
Assets
Trading account assets:	1,271,921	1,001,233
Fair Value, Measurements, Recurring | Commercial paper | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Commercial paper | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Marketable equity securities
Assets
Equity securities	4,986,143	5,759,492
Fair Value, Measurements, Recurring | Marketable equity securities | Level 1
Assets
Equity securities	4,834,102	5,530,077
Fair Value, Measurements, Recurring | Marketable equity securities | Level 2
Assets
Equity securities	152,041	229,415
Fair Value, Measurements, Recurring | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities
Assets
Equity securities	55,883	45,569
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Private equity funds
Liabilities held for sale:
Unfunded commitments	0	4,758
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Real estate funds
Liabilities held for sale:
Investment securities valued at net asset value	30,142	27,395
Unfunded commitments	1,011	1,006
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Private equity and other funds
Liabilities held for sale:
Investment securities valued at net asset value	39,462	34,390
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 3
Assets
Equity securities	55,883	45,569
Fair Value, Measurements, Recurring | Interest rate contracts
Assets
Trading derivative assets	5,444,683	7,717,955
Liabilities
Trading derivative liabilities	5,651,690	7,361,129
Fair Value, Measurements, Recurring | Interest rate contracts | Level 1
Assets
Trading derivative assets	121,584	23,906
Liabilities
Trading derivative liabilities	19,841	10,696
Fair Value, Measurements, Recurring | Interest rate contracts | Level 2
Assets
Trading derivative assets	5,268,790	7,673,031
Liabilities
Trading derivative liabilities	5,615,033	7,343,594
Fair Value, Measurements, Recurring | Interest rate contracts | Level 3
Assets
Trading derivative assets	54,309	21,018
Liabilities
Trading derivative liabilities	16,816	6,839
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets
Trading derivative assets	4,800,813	3,910,162
Liabilities
Trading derivative liabilities	4,907,168	4,022,141
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	2,514	929
Liabilities
Trading derivative liabilities	4,017	977
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	4,788,739	3,896,713
Liabilities
Trading derivative liabilities	4,901,054	4,015,927
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	9,560	12,520
Liabilities
Trading derivative liabilities	2,097	5,237
Fair Value, Measurements, Recurring | Equity contracts
Assets
Trading derivative assets	150,948	231,575
Liabilities
Trading derivative liabilities	277,077	237,418
Fair Value, Measurements, Recurring | Equity contracts | Level 1
Assets
Trading derivative assets	77,762	111,680
Liabilities
Trading derivative liabilities	193,712	139,077
Fair Value, Measurements, Recurring | Equity contracts | Level 2
Assets
Trading derivative assets	47,207	113,586
Liabilities
Trading derivative liabilities	80,806	92,655
Fair Value, Measurements, Recurring | Equity contracts | Level 3
Assets
Trading derivative assets	25,979	6,309
Liabilities
Trading derivative liabilities	2,559	5,686
Fair Value, Measurements, Recurring | Commodity contracts
Assets
Trading derivative assets	22,072	26,897
Liabilities
Trading derivative liabilities	22,029	26,960
Fair Value, Measurements, Recurring | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 2
Assets
Trading derivative assets	88	1
Liabilities
Trading derivative liabilities	0	1
Fair Value, Measurements, Recurring | Commodity contracts | Level 3
Assets
Trading derivative assets	21,984	26,896
Liabilities
Trading derivative liabilities	22,029	26,959
Fair Value, Measurements, Recurring | Credit derivatives
Assets
Trading derivative assets	102,515	93,888
Liabilities
Trading derivative liabilities	100,885	108,540
Fair Value, Measurements, Recurring | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Credit derivatives | Level 2
Assets
Trading derivative assets	99,707	91,534
Liabilities
Trading derivative liabilities	100,806	108,457
Fair Value, Measurements, Recurring | Credit derivatives | Level 3
Assets
Trading derivative assets	2,808	2,354
Liabilities
Trading derivative liabilities	79	83
Fair Value, Measurements, Recurring | Other
Assets
Trading derivative assets	400	961
Liabilities
Trading derivative liabilities	371	227
Fair Value, Measurements, Recurring | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 2
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 3
Assets
Trading derivative assets	400	961
Liabilities
Trading derivative liabilities	¥ 371	¥ 227